Feb. 28, 2017

VOYA MUTUAL FUNDS

Voya Global Bond Fund

(“Fund”)

Supplement dated March 21, 2017

to the Fund’s current Class A, B, C, I, O, P, R, and W Prospectus and related Summary Prospectus (each a “Prospectus” and collectively the “Prospectuses”)

On March 9, 2017, the Fund’s Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Fund effective May 1, 2017.

Effective May 1, 2017, the Fund’s Prospectuses are revised as follows:

1.	Footnote 1 to the table entitled “Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 6 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.